Business developments (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 ETF business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	102	350	140